CECL (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,926	SFr 1,952	SFr 1,952
Interest income recognized	32	29
Amortized cost of non-accrual assets with no specific allowance	SFr 107	105
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount	90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 963	1,098	913
Interest income recognized	20	18
Amortized cost of non-accrual assets with no specific allowance	56	31
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	355	127	167
Interest income recognized	8	1
Amortized cost of non-accrual assets with no specific allowance	7	1
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	520	801	686
Interest income recognized	12	9
Amortized cost of non-accrual assets with no specific allowance	48	30
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	77	159	41
Interest income recognized	0	7
Amortized cost of non-accrual assets with no specific allowance	0	0
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	11	19
Interest income recognized	0	1
Amortized cost of non-accrual assets with no specific allowance	1	0
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	963	854	1,039
Interest income recognized	12	11
Amortized cost of non-accrual assets with no specific allowance	51	74
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	462	383	572
Interest income recognized	8	4
Amortized cost of non-accrual assets with no specific allowance	51	64
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	291	283	262
Interest income recognized	0	4
Amortized cost of non-accrual assets with no specific allowance	0	2
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	210	188	SFr 205
Interest income recognized	4	3
Amortized cost of non-accrual assets with no specific allowance	SFr 0	SFr 8